Accounting policies and statement of compliance - Disclosure of Effect of Changes in Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Abstract]
Average rate (€1 equals to USD)	1.0530	1.1827	1.1422
Closing rate (€1 equals to USD)	1.0666	1.1326	1.2271